Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Trade Accounts Receivable, Net
9)	TRADE ACCOUNTS RECEIVABLE
As of December 31, 2019 and 2018, consolidated trade accounts receivable consisted of:

	2019	2018
Trade accounts receivable	$1,637	1,607
Allowances for expected credit losses	(116)	(119)

	$1,521	1,488

As of December 31, 2019 and 2018, trade accounts receivable include receivables of $682 and $664, respectively, sold under outstanding trade receivables securitization programs and/or factoring programs with recourse, established in Mexico, the United States, France and the United Kingdom, in which CEMEX effectively surrenders control associated with the trade accounts receivable sold and there is no guarantee or obligation to reacquire the assets; nonetheless, in such programs, CEMEX retains certain residual interest in the programs and/or maintains continuing involvement with the accounts receivable. Therefore, the trade accounts receivable sold were not removed from the statement of financial position and the funded amounts to CEMEX of $599 in 2019 and $599 in 2018, were recognized within the line item of “Other financial obligations.” Trade accounts receivable qualifying for sale exclude amounts over certain days past due or concentrations over certain limits to any one customer, according to the terms of the programs. The discount granted to the acquirers of the trade accounts receivable is recorded as financial expense and amounted to $25 in 2019, $23 in 2018 and $16 in 2017. CEMEX’s securitization programs are usually negotiated for periods of one to two years and are usually renewed at their maturity.
Allowances for doubtful accounts were established until December 31, 2017 based on incurred loss analyses over delinquent accounts considering aging of balances, the credit history and risk profile of each customer and legal processes to recover accounts receivable. Beginning in 2018 such allowances are determined and recognized upon origination of the trade accounts receivable based on an ECL model (note 2.6).
As of December 31, 2019, the balances of trade accounts receivable and the allowance for ECL were as follows:

	Accounts receivable	ECL allowance	ECL average rate
Mexico	$266	35	13.2%
United States	474	6	1.3%
Europe	432	30	6.9%
South, Central America and the Caribbean	126	25	19.8%
Asia, Middle East and Africa	301	16	5.3%
Others	38	4	10.5%

	$1,637	116

Changes in the allowance for expected credit losses in 2019, 2018 and 2017, were as follows:

	2019	2018	2017
Allowances for expected credit losses at beginning of period	$119	109	106
Adoption effects of IFRS 9 charged to retained earnings (note 2.6)	—	29	—
Charged to selling expenses	12	8	13
Additions through business combinations	—	—	7
Deductions	(16)	(20)	(23)
Foreign currency translation effects	1	(7)	6

Allowances for expected credit losses at end of period	$116	119	109